Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity investments without readily determinable fair values
Opening balance		¥ 14,813	¥ 5,663
Additions		21,692	9,150
Impairment		(4,000)
Ending balance		32,505	14,813
Equity method investments
Additions		13,475
Ending balance		13,475
Opening balance		14,813	5,663
Additions		35,167	9,150
Impairment		(4,000)
Ending balance	$ 6,605	¥ 45,980	¥ 14,813